Equity - Share buyback program (Details) - USD ($) $ in Millions		1 Months Ended	6 Months Ended
		Jun. 30, 2022	Jun. 30, 2023		Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Number of shares repurchased	[1]				178,815,500
Purchase of treasury shares		$ 1,291		[1]	$ 3,251	[1]
Share buyback program number of shares authorized to be repurchased	[1]		141,158,533		249,259,298
Share buyback program number of value authorized to be repurchased	[1]		$ 2,124		$ 4,384
Acquired Parent [Member]
IfrsStatementLineItems [Line Items]
Number of shares repurchased	[2]		73,179,052		32,416,000
Purchase of treasury shares	[2]		$ 1,102		$ 527
Acquired By Wholly Owned Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Number of shares repurchased	[2]		67,979,481		38,027,798
Purchase of treasury shares	[2]		$ 1,022		$ 606
Shares Buyback Program [Member]
IfrsStatementLineItems [Line Items]
Number of shares repurchased	[2]		141,158,533		70,443,798
Shares Buyback Program 1 [Member]
IfrsStatementLineItems [Line Items]
Purchase of treasury shares	[2]		$ 2,124		$ 1,133
Acquired Parent 1 [Member]
IfrsStatementLineItems [Line Items]
Number of shares repurchased	[1]				81,855,600
Purchase of treasury shares	[1]				$ 1,501
Acquired By Wholly Owned Subsidiaries 1 [Member]
IfrsStatementLineItems [Line Items]
Number of shares repurchased	[1]				96,959,900
Purchase of treasury shares	[1]				$ 1,750

[1]	On April 1, 2021, the Board of Directors approved the common shares buyback program, limited to a maximum of 270,000,000 common shares or their respective ADRs. Continuing the previous program, the Board of Directors approved a new shares buyback program on October 28, 2021, with a limit of up to 200,000,000 common shares or their respective ADRs. Both programs were concluded in 2022.
[2]	On April 27, 2022, the Board of Directors approved the common shares buyback program, limited to a maximum of 500,000,000 common shares or their respective ADRs.